Related Party Transactions - Founder Shares (Details) - USD ($)				1 Months Ended	9 Months Ended
	Oct. 22, 2020	Sep. 30, 2020	Aug. 21, 2020	Sep. 30, 2020	Sep. 30, 2021	Feb. 24, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)			20.00%		20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			30 days		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			150 days		150 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Each of the Company's directors
Related Party Transaction [Line Items]
Number of shares transferred				120,000
Sponsor | Each of the Company's directors
Related Party Transaction [Line Items]
Number of shares transferred		40,000		40,000
Class B ordinary shares
Related Party Transaction [Line Items]
Common stock, shares outstanding					5,750,000		5,750,000
Related Party Transaction, Due from (to) Related Party						$ 25,000
Class B ordinary shares | Over-allotment
Related Party Transaction [Line Items]
Shares subject to forfeiture			750,000
Shares no longer subject to forfeiture			750,000		750,000
Class B ordinary shares | Over-allotment | Maximum
Related Party Transaction [Line Items]
Shares subject to forfeiture					750,000
Class B ordinary shares | Sponsor
Related Party Transaction [Line Items]
Consideration received	$ 0		$ 25,000
Shares issued			7,187,500
Number of shares surrender	1,437,500
Common stock, shares outstanding	5,750,000